Document and Entity Information	12 Months Ended
Dec. 31, 2017 CAD ($) shares
Document And Entity Information
Entity Registrant Name	37 CAPITAL INC
Entity Central Index Key	0000825171
Document Type	20-F/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description

This Amendment No. 1 to the Annual Report on Form 20-F of 37 Capital Inc. amends 37 Capital’s Annual Report on Form 20-F for the year ended December 31, 2017 (the “Original 20-F”), which was filed with the Securities and Exchange Commission on May 11, 2018. 37 Capital is filing this Amendment No. 1 solely to furnish the Interactive Data File disclosed as Exhibit 101 in accordance with Rule 405 of Regulation S-T, which was not included in the Original 20-F.

Exhibit 101 includes information in eXtensible Business Reporting Language (XBRL).

Except as described above, this Amendment No. 1 does not amend any information set forth in the Original 20-F, and 37 Capital has not updated disclosures included therein to reflect any events that occurred subsequent to May 11, 2018.

Pursuant to Rule 406T of Regulation S-T, these interactive data files are deemed furnished and not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, and are deemed not filed for purposes of Section 18 of the Securities Exchange Act of 1934, as amended, and are otherwise not subject to liability under those sections.

Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float | $	$ 844,052
Entity Common Stock, Shares Outstanding | shares	6,492,709
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017